Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 552
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	527	552
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	107	96
Contributions (employer and employee)	12	12
Actual return on plan assets	(1)	(2)
Net benefit payments	5	4
Settlements	(4)	(8)
Foreign currency translation adjustment	(2)	5
Plan assets at fair value at end of year	$ 117	$ 107